Supplementary Oil And Gas Information (Unaudited) - Future Net Cash Flows Relating to Proved Crude Oil and Natural Gas Reserves (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 870,755	$ 995,482	$ 692,495
Future production costs	(279,014)	(305,959)	(244,036)
Future development costs and asset retirement obligations	(90,415)	(86,658)	(80,374)
Future income taxes	(113,057)	(137,288)	(83,144)
Future net cash flows	388,269	465,577	284,941
10% annual discount for timing of future cash flows	(279,533)	(328,579)	(202,157)
Standardized measure of future net cash flows	108,736	136,998	82,784	$ 27,511
North America
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	863,544	986,672	679,123
Future production costs	(276,498)	(303,270)	(238,144)
Future development costs and asset retirement obligations	(86,615)	(83,803)	(77,375)
Future income taxes	(113,516)	(136,905)	(81,860)
Future net cash flows	386,915	462,694	281,744
10% annual discount for timing of future cash flows	(278,814)	(327,333)	(201,227)
Standardized measure of future net cash flows	108,101	135,361	80,517
North Sea
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	1,067	1,506	7,791
Future production costs	(636)	(691)	(4,074)
Future development costs and asset retirement obligations	(1,873)	(1,416)	(1,857)
Future income taxes	967	517	(719)
Future net cash flows	(475)	(84)	1,141
10% annual discount for timing of future cash flows	168	84	(142)
Standardized measure of future net cash flows	(307)	0	999
Offshore Africa
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	6,144	7,304	5,581
Future production costs	(1,880)	(1,998)	(1,818)
Future development costs and asset retirement obligations	(1,927)	(1,439)	(1,142)
Future income taxes	(508)	(900)	(565)
Future net cash flows	1,829	2,967	2,056
10% annual discount for timing of future cash flows	(887)	(1,330)	(788)
Standardized measure of future net cash flows	$ 942	$ 1,637	$ 1,268